Revenues	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues

Note 5	Revenues
Revenues include both revenues from contracts with customers and other revenues (mainly subleases) which are out of scope from IFRS 15:

	Six months ended June 30,
in € thousand	2025	2024
Product sales	91,020	68,279
Other revenues from contracts with customers	6,152	1,847
Other non-IFRS 15 revenue	389	687
REVENUES	97,562	70,813

Disaggregated revenue information
The Group’s revenues are disaggregated as follows:
Type of goods or service

	Six months ended June 30,
in € thousand	2025	2024
IXIARO®	54,705	41,891
DUKORAL®	17,394	14,945
Third party products	11,418	10,490
IXCHIQ®	7,504	952
PRODUCT SALES	91,020	68,279
Royalties received	1,570	1,602
Revenues from shipping and handling	18	24
Milestone payment - licenses (1)	4,564	(123)
Other services	—	343
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	6,152	1,847
Other non-IFRS 15 revenue	389	687
REVENUES	97,562	70,813
(1) Revenues from these products were derived from contractual arrangements and do not represent product sales.

In the six months ended June 30, 2025 product sales increased by €22.7 million or 33% compared to the same period of 2024 with favorable sales performance recorded for all commercialized products.
IXIARO/JESPECT sales showed a 31% increase in sales, which was the result of sales growing in both Travel and Military channels. The U.S. military returned to a more regular supply pattern, resulting in an increase of sales to the U.S. Department of Defense (DOD) in 2025. In addition higher sales in Europe contributed to the increased sales.

DUKORAL sales in the six months ended June 30, 2025 were 16% higher compared to the same period of 2024. This increase resulted from the supply of doses to the French island of Mayotte and sales growth across most travel markets.
IXCHIQ product sales increased in the six months ended June 30, 2025 by €6.6 million compared to the same period in 2024 as the vaccine was launched at the end of the first quarter of 2024. Sales in the first half year of 2025 included all doses Valneva supplied to La Réunion, a French overseas region, to respond to the chikungunya outbreak there.

Third Party product sales recorded a 9% increase in the first half of 2025, which was mainly driven by higher sales of Rabipur under the distribution agreement with Bavarian Nordic, following the resolution of external supply constraints impacting sales of the first half year of 2024.
Other revenues, including revenues from collaborations, licensing and services amounted to €6.2 million in the six months ended June 30, 2025 compared to €1.8 million in the six months ended June 30, 2024. The increase in other revenues mainly derives from revenues contracted with the partner for the development of the chikungunya vaccine in India in the first half year of 2025.
Sales channels for product sales
Products are sold via the following sales channels:

	Six months ended June 30,
in € thousand	2025	2024
Direct product sales	70,599	57,423
Indirect product sales	20,421	10,856
TOTAL PRODUCT SALES	91,020	68,279
Geographical markets
In presenting information on the basis of geographical markets, revenue is based on the final location where Valneva’s distribution partner sells the product or where the customer/partner is located.

	Six months ended June 30,
in € thousand	2025	2024
United States	23,470	20,137
Germany	14,682	7,611
Canada	14,464	16,034
France	9,670	2,955
Austria	7,064	5,873
United Kingdom	6,863	5,554
Nordics	5,892	6,502
Other Europe	7,015	4,048
Rest of World	8,442	2,099
REVENUE TOTAL	97,562	70,813
Nordics includes Finland, Denmark, Norway and Sweden and Rest of World includes India, Israel, Australia, Peru, Japan, Brazil and New Zealand.
In the six months ended June 30, 2025, total revenues increased by €26.7 million in comparison to the same period in 2024. Revenues from the United States, Germany and France positively contributed to this result. Sales to the U.S. military organizations increased considerably, being primarily the result of the U.S. military returning to a more regular supply pattern in 2025. Sales in Germany increased mainly due to higher market demand. In addition, IXCHIQ sales related to the outbreak situation on the French Island La Réunion contributed to the increase in revenues.